INCOME TAXES (Schedule of Deferred Tax Assets (Liabilities)) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss and other losses carry forwards	$ 4,049	$ 4,490
Research and development	2,287	2,865
Intangible assets	1,476	2,543
Other temporary differences mainly relating to reserve and allowances	1,553	624
Deferred tax assets, before valuation allowance	9,365	10,522
Valuation allowance	2,254	4,351
Long term deferred tax asset, net	7,111	6,171
Foreign Tax Authority [Member]
Deferred tax assets:
Long term deferred tax asset, net	$ 5,077	5,121
Domestic Tax Authority [Member]
Deferred tax assets:
Long term deferred tax asset, net		$ 1,050